Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 27, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO 1(1)	Summary Compensation Table Total for PEO 2(1)	Compensation Actually Paid to PEO 1(2)	Compensation Actually Paid to PEO 2(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based On:	Net Income/(Loss)(6) (in millions)
							Total Shareholder Return(5)
(a)	(b1)	(b2)	(c1)	(c2)	(d)	(e)	(f)	(h)
2025	33,300,927	17,488,824	44,340,712	6,152,175	13,560,071	17,933,442	$486.74	$(378)
2024	N/A	7,991,933	N/A	35,208,138	3,018,890	9,289,804	$477.57	$(246)
2023	N/A	4,111,853	N/A	10,538,048	2,159,711	4,201,772	$207.73	$(166)

(1)
The dollar amounts reported in columns (b1) and (b2) represent the amount of total compensation reported for David Hallal (“PEO 1”) and Jay Backstrom (“PEO 2”) (collectively, our “PEOs”) for each corresponding covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year.

(2)
The Compensation Actually Paid to our PEOs reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

PEO 1		2025
Summary Compensation Table – Total Compensation	(a)	33,300,927
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	30,143,488
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	40,318,103
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	—
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	865,170
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—
= Compensation Actually Paid		44,340,712
PEO 2		2023	2024	2025
Summary Compensation Table – Total Compensation	(a)	4,111,853	7,991,933	17,488,824
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	3,040,180	6,832,712	15,743,276*
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	4,963,000	17,479,474
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	4,347,500	15,872,125
PEO 2		2023	2024	2025
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	221,500	446,068	1,082,776
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	-65,625	251,250	-3,160,564
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	-6,484,415
= Compensation Actually Paid		10,538,048	35,208,138	6,152,175

*
Includes $7.3 million of expense associated with the modification of certain equity awards during 2025.

For purposes of the adjustments to determine “Compensation Actually Paid,” we computed the fair value of equity awards in accordance with ASC 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (collectively, our “NEOs”) as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The NEOs (excluding our PEOs) for fiscal year 2025 are Akshay Vaishnaw, R. Keith Woods, and Vikas Sinha, for fiscal year 2024 are Jing Marantz and Mo Qatanani and for fiscal year 2023 are Edward Myles and Tracey Sacco.

(4)
The Compensation Actually Paid to our NEOs (excluding PEOs) on average reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

NEO Average		2023	2024	2025
Summary Compensation Table – Total Compensation	(a)	2,159,711	3,018,890	13,560,071
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	1,512,390	2,288,957	12,057,401
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	2,538,727	5,855,631	16,142,382
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	956,242	2,700,400	—
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	47,067	149,427	—
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	12,415	-145,587	288,390
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year		—	—	—
= Compensation Actually Paid		4,201,772	9,289,804	17,933,442
For purposes of the adjustments to determine “Compensation Actually Paid,” we computed the fair value of equity awards in accordance with ASC 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(5)
Total shareholder return is calculated by assuming that a $100 investment was made on the close of trading on December 31, 2022. Our company did not pay any dividends during fiscal years 2023, 2024 and 2025.

(6)
The dollar amounts reported represent the amount of net income reflected in Scholar Rock’s audited financial statements for the applicable fiscal year.

Named Executive Officers, Footnote
(1)
The dollar amounts reported in columns (b1) and (b2) represent the amount of total compensation reported for David Hallal (“PEO 1”) and Jay Backstrom (“PEO 2”) (collectively, our “PEOs”) for each corresponding covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year.
(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (collectively, our “NEOs”) as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The NEOs (excluding our PEOs) for fiscal year 2025 are Akshay Vaishnaw, R. Keith Woods, and Vikas Sinha, for fiscal year 2024 are Jing Marantz and Mo Qatanani and for fiscal year 2023 are Edward Myles and Tracey Sacco.

Adjustment To PEO Compensation, Footnote
(2)
The Compensation Actually Paid to our PEOs reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

PEO 1		2025
Summary Compensation Table – Total Compensation	(a)	33,300,927
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	30,143,488
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	40,318,103
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	—
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	865,170
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—
= Compensation Actually Paid		44,340,712
PEO 2		2023	2024	2025
Summary Compensation Table – Total Compensation	(a)	4,111,853	7,991,933	17,488,824
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	3,040,180	6,832,712	15,743,276*
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	4,963,000	17,479,474
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	4,347,500	15,872,125
PEO 2		2023	2024	2025
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	221,500	446,068	1,082,776
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	-65,625	251,250	-3,160,564
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	-6,484,415
= Compensation Actually Paid		10,538,048	35,208,138	6,152,175
*
Includes $7.3 million of expense associated with the modification of certain equity awards during 2025.
For purposes of the adjustments to determine “Compensation Actually Paid,” we computed the fair value of equity awards in accordance with ASC 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount			$ 13,560,071	$ 3,018,890	$ 2,159,711
Non-PEO NEO Average Compensation Actually Paid Amount			$ 17,933,442	9,289,804	4,201,772
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The Compensation Actually Paid to our NEOs (excluding PEOs) on average reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:
NEO Average		2023	2024	2025
Summary Compensation Table – Total Compensation	(a)	2,159,711	3,018,890	13,560,071
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	1,512,390	2,288,957	12,057,401
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	2,538,727	5,855,631	16,142,382
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	956,242	2,700,400	—
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	47,067	149,427	—
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	12,415	-145,587	288,390
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year		—	—	—
= Compensation Actually Paid		4,201,772	9,289,804	17,933,442
For purposes of the adjustments to determine “Compensation Actually Paid,” we computed the fair value of equity awards in accordance with ASC 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 486.74	477.57	207.73
Net Income (Loss)			(378,000,000)	(246,000,000)	(166,000,000)
PEO Name	Jay Backstrom	David Hallal
Employee Benefits and Share-Based Compensation			7.3
David Hallal [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			33,300,927
PEO Actually Paid Compensation Amount			44,340,712
Jay Backstrom [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			17,488,824	7,991,933	4,111,853
PEO Actually Paid Compensation Amount			6,152,175	35,208,138	10,538,048
PEO | David Hallal [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(30,143,488)
PEO | David Hallal [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			40,318,103
PEO | David Hallal [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | David Hallal [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | David Hallal [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			865,170
PEO | David Hallal [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Jay Backstrom [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,743,276)	(6,832,712)	(3,040,180)
PEO | Jay Backstrom [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				17,479,474	4,963,000
PEO | Jay Backstrom [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				15,872,125	4,347,500
PEO | Jay Backstrom [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,082,776	446,068	221,500
PEO | Jay Backstrom [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,160,564)	251,250	(65,625)
PEO | Jay Backstrom [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,484,415
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,057,401)	(2,288,957)	(1,512,390)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,142,382	5,855,631	2,538,727
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,700,400	956,242
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				149,427	47,067
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			288,390	(145,587)	12,415
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount